Lease liabilities (Details)	Dec. 31, 2019 CHF (SFr)
Lease liabilities
Lease liabilites - cash outflow	SFr 575,618
Lease liabilities	550,245
Not later than one year
Lease liabilities
Lease liabilites - cash outflow	392,954
Later than one year and not later than five years
Lease liabilities
Lease liabilites - cash outflow	SFr 182,664